DIVIDENDS ON ORDINARY SHARES - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0213	£ 0.0124	£ 0
Total dividends paid	£ 1,475	£ 877	£ 0
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0133	£ 0.0057	£ 0
Total dividends paid	£ 930	£ 404	£ 0
Interim dividend paid in the year
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0080	£ 0.0067	£ 0
Total dividends paid	£ 545	£ 473	£ 0